UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

                    Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)               (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     4/30

Date of reporting period: 07/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Large Cap Fund
Schedule of Investments
July 31, 2009
(Unaudited)

Common Stocks - 98.13%	Shares	Value

Accident & Health Insurance - 0.94%
Unum Group	13,830	$ 259,589

Aircraft Engines & Engine Parts - 1.42%
United Technologies Corp.	7,263	395,616

Biological Products (No Diagnostic Substances) - 2.09%
Amgen, Inc. (a)	9,325	581,041

Bottled & Canned Soft Drinks & Carbonated Waters - 1.54%
Coca-Cola Co. /The	8,601	428,674

Cable & Other Pay Television Services - 1.30%
DIRECTV Group, Inc. /The (a)	13,986	362,237

Computer Storage Devices - 1.99%
Western Digital Corp. (a)	18,250	552,063

Crude Petroleum & Natural Gas - 2.72%
Apache Corp.	4,771	400,525
XTO Energy, Inc.	8,800	354,024
		754,549

Drilling Oil & Gas Wells - 1.31%
Noble Corp.	10,770	364,672

Electric Services - 1.03%
Public Service Enterprise Group, Inc.	8,840	286,858

Electromedical & Electrotherapeutic Apparatus - 1.35%
Medtronic, Inc.	10,550	373,681

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.51%
General Electric Co.	31,250	418,750

Electronic Components - 1.67%
Cisco Systems, Inc. (a)	21,025	462,760

Electronic Computers - 3.68%
Dell, Inc. (a)	31,573	422,447
International Business Machines Corp.	5,079	598,966
		1,021,413

Fire, Marine & Casualty Insurance - 2.80%
ACE, Ltd.	4,089	200,606
Allstate Corp. /The	5,431	146,148
Chubb Corp. / The	4,464	206,148
Travelers Companies, Inc. /The	5,219	224,782
		777,684

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 98.13% - continued	Shares	Value

Hotels & Motels - 1.26%
Las Vegas Sands Corp. (a)	37,500	$ 350,625

Industrial Instruments For Measurement, Display & Control - 3.11%
Danaher Corp.	7,329	448,828
Roper Industries, Inc.	8,691	415,604
		864,432

Investment Advice - 1.76%
Federated Investors, Inc. - Class B	7,000	181,510
Franklin Resources, Inc.	3,473	307,986
		489,496

Life Insurance - 1.21%
MetLife, Inc.	9,873	335,188

Measuring & Controlling Devices - 1.57%
Thermo Fisher Scientific, Inc. (a)	9,650	436,952

Metal Mining Services - 2.49%
Freeport-McMoRan Copper & Gold, Inc.	11,478	692,123

National Commercial Banks - 3.04%
Bank of America Corp.	22,200	328,338
BB&T Corp.	4,825	110,396
JPMorgan Chase & Co.	10,462	404,356
		843,090

Natural Gas Distribution - 2.64%
MDU Resources Group, Inc.	15,857	319,201
UGI Corp.	15,626	413,151
		732,352

Oil & Gas Field Machinery & Equipment - 1.64%
Dresser-Rand Group, Inc. (a)	15,661	455,892

Perfumes, Cosmetics & Other Toilet Preparations - 1.55%
Procter & Gamble Co. / The	7,745	429,925

Personal Credit Institutions - 1.42%
American Express Co.	13,922	394,410

Petroleum Refining - 3.88%
Chevron Corp.	5,073	352,421
ConocoPhillips	8,658	378,441
Valero Energy Corp.	19,309	347,562
		1,078,424

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 98.13% - continued	Shares	Value

Pharmaceutical Preparations - 4.85%
Johnson & Johnson	7,682	$ 467,757
Sanofi-Aventis (b)	10,200	332,928
Watson Pharmaceuticals, Inc. (a)	15,722	546,025
		1,346,710

Radio & TV Broadcasting & Communications Equipment - 1.30%
L-3 Communications Holdings, Inc.	4,766	359,833

Railroads, Line-Haul Operating - 1.59%
Burlington Northern Santa Fe Corp.	5,607	440,654

Retail - Auto & Home Supply Stores - 1.44%
O'Reilly Automotive, Inc. (a)	9,830	399,688

Retail - Computer & Computer Software Stores - 1.07%
GameStop Corp. - Class A (a)	13,600	297,704

Retail - Department Stores - 2.77%
Target Corp.	8,483	370,028
Wal-Mart Stores, Inc.	7,981	398,092
		768,120

Retail - Drug Stores & Proprietary Stores - 4.71%
CVS Caremark Corp.	14,425	482,949
Medco Health Solutions, Inc. (a)	8,250	436,095
Walgreen Co.	12,536	389,243
		1,308,287

Retail - Family Clothing Stores - 1.37%
Kohl's Corp. (a)	7,846	380,923

Retail - Lumber & Other Building Materials Dealers - 1.29%
Home Depot, Inc. / The	13,849	359,243

Retail - Radio TV & Consumer Electronics Stores - 1.36%
Best Buy Co., Inc.	10,100	377,437

Retail - Variety Stores - 1.47%
Costco Wholesale Corp.	8,259	408,821

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.74%
Harris Corp.	15,400	482,174

Security Brokers, Dealers & Flotation Companies - 1.90%
Goldman Sachs Group, Inc. /The	3,237	528,602

Semiconductors & Related Devices - 1.65%
Texas Instruments, Inc.	19,057	458,321

Services - Computer Integrated Systems Design - 1.45%
Autodesk, Inc. (a)	18,493	403,332

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 98.13% - continued	Shares	Value

Services - Information Retrieval Services - 2.05%
Google, Inc. - Class A (a)	1,282	$ 567,990

Services - Management Consulting Services - 1.57%
Accenture, Ltd. - Class A	12,423	435,675

Services - Medical Laboratories - 1.60%
Laboratory Corporation of America Holdings (a)	6,614	444,395

Services - Miscellaneous Amusement & Recreation - 1.13%
Wynn Resorts Limited (a)	6,110	312,649

Services - Prepackaged Software - 3.94%
Adobe Systems, Inc. (a)	18,113	587,224
Oracle Corp.	22,890	506,556
		1,093,780

Services - Racing, Including Track Operation - 0.84%
International Speedway Corp. - Class A	9,081	232,201

State Commercial Banks - 1.69%
Capital One Financial Corp.	15,245	468,022

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.48%
Nucor Corp.	9,231	410,503

Telephone & Telegraph Apparatus - 1.56%
Research In Motion Limited (a)	5,685	432,060

Wholesale - Computers & Peripheral Equipment & Software - 1.39%
Ingram Micro, Inc. - Class A (a)	22,901	385,195

TOTAL COMMON STOCKS (Cost $26,824,050)		27,244,815

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2009

	Shares	Value
Exchange-Traded Funds - 1.39%
Energy Select Sector SPDR Fund	30	$ 1,519
SPDR KBW Regional Banking ETF	11,305	235,370
SPDR Trust Series 1	1,500	148,215

TOTAL EXCHANGE-TRADED FUNDS (Cost $359,386)		385,104

TOTAL INVESTMENTS (Cost $27,183,436) - 99.52%		$ 27,629,919

Cash & other assets less liabilities - 0.48%		133,388

TOTAL NET ASSETS - 100.00%		$ 27,763,307

(a) Non-income producing.
(b) American Depositary Receipt.

Tax Related
Unrealized appreciation		$ 2,559,757
Unrealized depreciation		(2,113,274)
Net unrealized appreciation		$ 446,483

Aggregate cost of securities for income tax purposes		$ 27,183,436

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund

Notes to the Schedule of Investments

July 31, 2009
(Unaudited)

Securities Valuation and Fair Value Measurements - The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), on May 1, 2009. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FAS 157-4 as of July 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for an identical security in an active market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, closed-end funds, real estate investment trusts, income trusts, and preferred and convertible preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Toreador Large Cap Fund

Notes to the Schedule of Investments - continued

July 31, 2009
(Unaudited)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, certificates of deposit, reverse convertible notes, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at July 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$ 27,244,815	$ -	$ -	$ 27,244,815

Exchange Traded Funds	385,104	-	-	385,104

Total	$ 27,629,919	$ -	$ -	$ 27,629,919

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of August 20, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
____/s/ Anthony J. Ghoston ____________     ______

Anthony J. Ghoston, President

Date     9/212009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
___/s/ Anthony J. Ghoston _ ____ __________________

Anthony J. Ghoston, President

Date     9/21/2009

By
__/s/ Christopher E. Kashmerick _______________________
Christopher E. Kashmerick, Treasurer

Date     9/21/2009